Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Statement of Comprehensive Income [Abstract]
Net income	$ 7,850	$ 93,440
Unrealized loss from marketable securities	1,718	(7,194)
Other Comprehensive Income Unrealised holding Gains (Losses on Securities) transfered to the Income Statement	0	6,914
Foreign currency translation loss	98	(369)
Other comprehensive loss	1,816	(649)
Comprehensive income (loss) attributable to non-controlling interest	209	222
Comprehensive income (loss) attributable to non-controlling interest	9,457	92,569
Comprehensive income	$ 9,666	$ 92,791